Variable Interest Entities and Securitizations - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 132	¥ 121
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 60	¥ 70